Restructuring costs and similar items - Summary of Restructuring Costs and Similar Items (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Analysis of income and expense [abstract]
Employee-related expenses	€ 193	€ 697		€ 795
Charges, gains or losses on assets	110	149		106
Compensation for early termination of contracts (other than contracts of employment)	34	40		49
Decontamination costs	0	(2)		27
Transformation programs costs	463	191		131
Others	20	14		(20)
Total	€ 820	€ 1,089	[1]	€ 1,088	[1]

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1.